UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22520

Oppenheimer Ultra-Short Duration Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2014 / Unaudited

	Principal Amount	Value

Corporate Bonds and Notes—45.3%

Consumer Discretionary—6.3%

Automobiles—4.5%

Daimler Finance North America LLC:
0.831% Sr. Unsec. Nts., 1/9/15[1,2]	$1,000,000	$1,000,907
1.30% Sr. Unsec. Nts., 7/31/15[1]	4,275,000	4,299,581
1.65% Sr. Unsec. Nts., 4/10/15[1]	2,000,000	2,010,428
2.625% Sr. Unsec. Nts., 9/15/16[1]	1,815,000	1,868,178

Harley-Davidson Funding Corp., 5.75% Sr. Unsec. Nts., 12/15/14[1]	1,965,000	1,976,890

Volkswagen International Finance NV:
0.561% Sr. Unsec. Nts., 11/18/15[1,2]	3,000,000	3,007,611
0.832% Sr. Unsec. Nts., 11/20/14[1,2]	1,600,000	1,600,405
1.125% Sr. Unsec. Nts., 11/18/16[1]	2,955,000	2,962,355
1.625% Sr. Unsec. Nts., 3/22/15[1]	2,000,000	2,009,278

		20,735,633

Multiline Retail—1.8%

Macy’s Retail Holdings, Inc., 7.875% Sr. Unsec. Nts., 7/15/15	7,802,000	8,189,736

Consumer Staples—1.8%

Tobacco—1.8%

Altria Group, Inc., 4.125% Sr. Unsec. Nts., 9/11/15	7,930,000	8,166,861

Energy—1.3%

Oil, Gas & Consumable Fuels—1.3%

BP Capital Markets plc:
0.467% Sr. Unsec. Nts., 5/7/15[2]	4,000,000	4,003,740
0.567% Sr. Unsec. Nts., 11/6/15[2]	2,000,000	2,005,104

		6,008,844

Financials—18.4%

Commercial Banks—14.4%

Bank of America Corp.:
3.70% Sr. Unsec. Nts., 9/1/15	4,920,000	5,036,816
4.50% Sr. Unsec. Nts., 4/1/15	2,600,000	2,642,325

Bank of Nova Scotia (The):
1.25% Sr. Unsec. Nts., 4/11/17	2,500,000	2,501,282
1.85% Sr. Unsec. Nts., 1/12/15	5,800,000	5,817,267
2.05% Sr. Unsec. Nts., 10/7/15	2,000,000	2,030,866

BNP Paribas SA:
2.983% Sr. Unsec. Nts., 12/22/14[2]	3,121,000	3,132,017
3.60% Sr. Unsec. Nts., 2/23/16	1,310,000	1,356,715

Danske Bank, 3.75% Sr. Unsec. Nts., 4/1/15[1]	2,358,000	2,388,090

HSBC USA, Inc., 2.375% Sr. Unsec. Nts., 2/13/15	2,667,000	2,681,997

JPMorgan Chase & Co., 1.10% Sr. Unsec. Nts., 10/15/15	5,715,000	5,742,078

KeyCorp, 3.75% Sr. Unsec. Nts., 8/13/15	9,500,000	9,727,069

National Australia Bank Ltd., 3.75% Sr. Unsec. Nts., 3/2/15[1]	2,400,000	2,426,230

Nordea Bank AB:
0.694% Sr. Unsec. Nts., 5/13/16[1,2]	5,000,000	5,022,440
3.70% Sr. Unsec. Nts., 11/13/14[1]	716,000	716,548

Rabobank Nederland, 3.20% Sr. Unsec. Nts., 3/11/15[1]	1,472,000	1,486,468

Sumitomo Mitsui Banking Corp., 3.15% Sr. Unsec. Nts., 7/22/15[1]	3,740,000	3,811,733

Svenska Handelsbanken AB, 0.683% Sr. Unsec. Nts., 3/21/16[2,3]	5,000,000	5,022,630

1        OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Banks (Continued)

Westpac Banking Corp., 0.665% Sr. Unsec. Nts., 11/25/16[2]	$5,000,000	$5,024,030

		66,566,601

Consumer Finance—3.4%

American Express Credit Corp.:
1.30% Sr. Unsec. Nts., 7/29/16	6,000,000	6,039,498
1.75% Sr. Unsec. Nts., 6/12/15	1,000,000	1,007,384

Capital One Financial Corp., 1% Sr. Unsec. Nts., 11/6/15	8,600,000	8,624,347

		15,671,229

Insurance—0.6%

MetLife, Inc., 6.75% Sr. Unsec. Nts., 6/1/16	2,675,000	2,920,894

Industrials—7.0%

Aerospace & Defense—1.7%

BAE Systems Holdings, Inc., 5.20% Sr. Unsec. Nts., 8/15/15[1]	7,468,000	7,731,344

Industrial Conglomerates—2.3%

General Electric Capital Corp.:
1.103% Sr. Unsec. Nts., 5/9/16[2]	1,170,000	1,182,249
1.625% Sr. Unsec. Nts., 7/2/15	2,500,000	2,522,163
2.25% Sr. Unsec. Nts., 11/9/15	2,000,000	2,037,582
2.30% Sr. Unsec. Nts., 4/27/17	1,000,000	1,027,431
4.375% Sr. Unsec. Nts., 9/21/15	1,600,000	1,655,867
4.875% Sr. Unsec. Nts., 3/4/15	1,480,000	1,502,466
6.90% Sr. Unsec. Nts., 9/15/15	560,000	591,476

		10,519,234

Machinery—1.1%

Caterpillar, Inc., 5.70% Sr. Unsec. Nts., 8/15/16	4,892,000	5,327,735

Road & Rail—1.9%

CSX Corp., 6.25% Sr. Unsec. Nts., 4/1/15	6,004,000	6,146,805

Norfolk Southern Corp., 5.75% Sr. Unsec. Nts., 1/15/16	2,470,000	2,614,834

		8,761,639

Information Technology—4.3%

IT Services—1.8%

Xerox Corp., 4.25% Sr. Unsec. Nts., 2/15/15	8,243,000	8,329,082

Software—2.5%

CA, Inc., 6.125% Sr. Unsec. Nts., 12/1/14	8,000,000	8,030,968

Symantec Corp., 2.75% Sr. Unsec. Nts., 9/15/15	3,579,000	3,627,710

		11,658,678

Materials—6.2%

Chemicals—2.6%

Ecolab, Inc., 2.375% Sr. Unsec. Nts., 12/8/14	8,015,000	8,029,131

PPG Industries, Inc., 1.90% Sr. Unsec. Nts., 1/15/16	4,010,000	4,065,847

		12,094,978

2        OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Metals & Mining—3.6%

Glencore Finance Canada Ltd., 2.85% Sr. Unsec. Nts., 11/10/14[1]	$8,755,000	$8,757,486

Rio Tinto Alcan, Inc., 5% Sr. Unsec. Nts., 6/1/15	5,355,000	5,490,926

Rio Tinto Finance USA plc, 0.784% Sr. Unsec. Nts., 6/19/15[2]	2,500,000	2,505,938

		16,754,350

Total Corporate Bonds and Notes (Cost $209,296,743)		209,436,838

Short-Term Notes—42.8%

Banks—4.4%
Bank of Nova Scotia (The), 0.54%, 4/11/17[2]	2,000,000	2,000,233

BNP Paribas SA, 0.825%, 12/12/16[2]	3,500,000	3,514,308

Commonwealth Bank of Australia:
0.733%, 9/20/16[1,2,3]	3,000,000	3,019,392
1.486%, 3/24/17[1,2]	3,000,000	3,032,160

Santander Commercial Paper SA, 0.756%, 6/4/15[3]	5,000,000	4,984,160

Wells Fargo Bank NA, 0.511%, 7/20/15[2]	4,000,000	4,007,244

		20,557,497

Beverages—3.8%
Bacardi USA, Inc.:
0.276%, 11/12/14[3]	5,000,000	4,999,655
0.305%, 11/26/14[3]	4,000,000	3,999,221

Diageo Capital plc, 0.27%, 11/12/14[3]	8,300,000	8,299,440

		17,298,316

Chemicals—5.9%
Agrium, Inc.:
0.31%, 11/7/14[3]	900,000	899,969
0.32%, 11/17/14[3]	9,100,000	9,098,868

Airgas, Inc.:
0.27%, 11/5/14[3]	1,400,000	1,399,979
0.31%, 11/14/14[3]	9,550,000	9,549,095

PPG Industries, Inc., 0.31%, 11/18/14	6,000,000	5,999,225

		26,947,136

Diversified Financial Services—0.4%
General Electric Capital Corp.:
0.433%, 5/11/16[2]	1,025,000	1,025,434
0.883%, 9/30/15[2]	1,165,000	1,171,802

		2,197,236

Electric Utilities—3.6%
Alliant Energy Corp., 0.26%, 11/6/14	8,000,000	7,999,827

Sempra Energy, 0.33%, 12/1/14[3]	9,000,000	8,997,690

		16,997,517

Energy Equipment & Services—2.2%
FMC Technologies, Inc., 0.27%, 11/6/14[3]	10,000,000	9,999,775

Insurance—3.1%
Prudential Financial, Inc.:
0.502%, 4/17/15[3]	2,200,000	2,196,366

3        OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Insurance (Continued)
Prudential Financial, Inc.: (Continued)
0.502%, 4/10/15[3]	$5,000,000	$4,992,285
0.552%, 2/13/15[3]	2,000,000	1,998,367
0.552%, 2/20/15[3]	1,000,000	999,101
0.552%, 3/30/15[3]	4,000,000	3,994,500

		14,180,619

Leasing & Factoring—5.6%
Daimler Finance North America LLC, 0.604%, 2/26/15[3]	2,000,000	1,997,795

Hitachi Capital America Corp.:
0.33%, 11/12/14	7,000,000	6,999,423
0.34%, 11/10/14	8,300,000	8,299,451

Nissan Motor Acceptance Corp.:
0.30%, 12/15/14[3]	7,000,000	6,997,550
0.30%, 11/21/14[3]	1,900,000	1,899,715

		26,193,934

Media—2.2%
WPP CP LLC, 0.501%, 12/1/14	10,000,000	9,996,111

Municipal—6.8%
Albany, NY Industrial Development Agency Revenue Bonds, Albany Medical Center, 0.77%, 5/1/27[2,6]	1,095,000	1,095,000

Grant Cnty., WV Commission Solid Waste Disposal Revenue Bonds, 0.32%, 11/4/14	4,500,000	4,500,000

IN Development Finance Authority, 0.35%, 12/1/38[2,6]	10,600,000	10,600,000

Maricopa Cnty., AZ Pollution Control Corp., 0.28%, 5/1/29[2,6]	5,000,000	5,000,000

Olathe, KS Industrial Development Revenue Bonds, Diamant Boart, Inc. Project, Series 1997B, 0.39%, 3/1/27[2,6]	1,700,000	1,700,000

Union Cnty., AR Industrial Development Revenue Bonds, Tin Fiber Project, 0.3%, 10/1/27[2,6]	8,400,000	8,400,000

		31,295,000

Oil, Gas & Consumable Fuels—2.3%
Cameron International Corp., 0.27%, 11/5/14[3]	4,500,000	4,499,933

Canadian Natural Resources Ltd., 0.608%, 3/30/16[2]	5,000,000	5,004,910

ENI Finance USA, Inc., 0.573%, 5/4/15[3]	1,000,000	998,073

		10,502,916

Specialty Retail—1.3%
Reed Elsevier, Inc., 0.26%, 11/5/14[3]	6,000,000	5,999,913

Tobacco—1.2%
BAT International Finance plc, 0.25%, 11/3/14[3]	5,500,000	5,500,000

Total Short-Term Notes (Cost $197,614,357)		197,665,970

Certificates of Deposit—9.4%

Credit Suisse, New York Branch:
0.442%, 1/6/15[2]	5,000,000	5,000,295
0.452%, 4/16/15[2]	5,000,000	4,997,140
0.485%, 7/2/15[2]	3,000,000	3,000,090
0.555%, 8/24/15[2]	1,600,000	1,599,678

4        OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Certificates of Deposit (Continued)
Deutsche Bank AG, New York:
0.522%, 5/6/15[2]	$5,000,000	$5,000,125
0.562%, 6/3/15[2]	5,000,000	5,000,145
0.563%, 7/15/15[2]	5,000,000	5,000,180

Nordea Bank Finland plc, New York, 0.613%, 6/21/16[2]	1,000,000	1,004,356

Skandinaviska Enskilda Banken AB, New York, 0.573%, 9/21/15[2]	5,000,000	5,003,330

Swedbank AB, New York:
0.659%, 1/6/17[2]	3,000,000	2,999,685
0.665%, 12/16/16[2]	5,000,000	5,001,680

Total Certificates of Deposit (Cost $43,602,538)		43,606,704

	Shares

Investment Company—1.1%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[4,5] (Cost $4,950,783)	4,950,783	4,950,783

Total Investments, at Value (Cost $455,464,421)	98.6%	455,660,295

Net Other Assets (Liabilities)	1.4	6,480,016

Net Assets	100.0%	$462,140,311

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $59,127,524 or 12.79% of the Fund’s net assets as of October 31, 2014.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $112,343,472 or 24.31% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended October 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares July 31, 2014	Gross Additions	Gross Reductions	Shares October 31, 2014

Oppenheimer Institutional Money Market Fund, Cl. E	16	39,200,767	34,250,000	4,950,783

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$4,950,783	$1,369

5. Rate shown is the 7-day yield as of October 31, 2014.

6. Security has a short-term demand feature.

5        OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2014  Unaudited

Oppenheimer Ultra Short Duration Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is

6        OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and

7        OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

8        OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Bonds and Notes	$—	$209,436,838	$—	$209,436,838
Short-Term Notes	—	197,665,970	—	197,665,970
Certificates of Deposit	—	43,606,704	—	43,606,704
Investment Company	4,950,783	—	—	4,950,783

Total Assets	$4,950,783	$450,709,512	$—	$455,660,295

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$455,464,536

Gross unrealized appreciation	$253,698
Gross unrealized depreciation	(57,939)

Net unrealized appreciation	$195,759

9        OPPENHEIMER ULTRA-SHORT DURATION FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Ultra-Short Duration Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 12/12/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 12/12/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 12/12/2014